Results of Segments (Tables)	12 Months Ended
Dec. 31, 2019
Results of Segments
Schedule of Revenue and Results of Segments

Applications, Technology & Services

€ millions	2019		2018		2017
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency3)	Currency	Currency3)	Currency
Cloud – SaaS/PaaS1)	3,243	3,152	2,347	2,424	1,593
Cloud – IaaS2)	695	673	488	506	328
Cloud	3,938	3,825	2,835	2,929	1,922
Software licenses	4,523	4,422	4,645	4,875	4,869
Software support	11,532	11,269	10,969	11,478	10,890
Software licenses and support	16,054	15,691	15,614	16,353	15,760
Cloud and software	19,993	19,516	18,449	19,283	17,681
Services	3,551	3,464	3,305	3,577	3,176
Total segment revenue	23,544	22,980	21,753	22,859	20,857
Cost of cloud – SaaS/PaaS1)	-1,126	-1,092	-948	-992	-676
Cost of cloud – IaaS2)	-493	-481	-428	-441	-305
Cost of cloud	-1,620	-1,573	-1,377	-1,433	-981
Cost of software licenses and support	-1,972	-1,933	-1,924	-2,056	-1,998
Cost of cloud and software	-3,592	-3,505	-3,300	-3,489	-2,978
Cost of services	-2,636	-2,583	-2,523	-2,694	-2,434
Total cost of revenue	-6,228	-6,089	-5,823	-6,183	-5,412
Segment gross profit	17,316	16,892	15,931	16,677	15,445
Other segment expenses	-7,448	-7,294	-7,008	-7,318	-6,858
Segment profit	9,868	9,597	8,922	9,359	8,587

1) Software as a service/platform as a service

2) Infrastructure as a service

3) The 2019 constant currency amounts are only comparable to 2018 actual currency amounts; 2018 constant currency amounts are only comparable to 2017 actual currency amounts.

Intelligent Spend Group

€ millions	2019		2018		2017
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency2)	Currency	Currency2)	Currency
Cloud – SaaS/PaaS1)	2,693	2,585	2,178	2,265	1,840
Cloud	2,693	2,585	2,178	2,265	1,840
Software licenses	0	0	0	0	-1
Software support	15	14	16	16	18
Software licenses and support	15	14	16	17	17
Cloud and software	2,708	2,599	2,193	2,282	1,857
Services	476	458	436	451	404
Total segment revenue	3,184	3,057	2,629	2,733	2,261
Cost of cloud – SaaS/PaaS1)	-591	-569	-483	-503	-428
Cost of cloud	-591	-569	-483	-503	-428
Cost of software licenses and support	-11	-10	-6	-7	-5
Cost of cloud and software	-601	-579	-489	-510	-433
Cost of services	-352	-340	-324	-338	-292
Total cost of revenue	-953	-919	-813	-847	-725
Segment gross profit	2,231	2,138	1,816	1,886	1,536
Other segment expenses	-1,534	-1,477	-1,285	-1,341	-1,148
Segment profit	696	661	531	545	388

1)Software as a service/platform as a service
2)The 2019 constant currency amounts are only comparable to 2018 actual currency amounts; 2018 constant currency amounts are only comparable to 2017 actual currency amounts.

Qualtrics

€ millions	2019		20182)		20172)
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency	Currency	Currency	Currency
Cloud – SaaS/PaaS1)	371	353	NA	NA	NA
Cloud	371	353	NA	NA	NA
Software licenses	0	0	NA	NA	NA
Software support	0	0	NA	NA	NA
Software licenses and support	0	0	NA	NA	NA
Cloud and software	371	353	NA	NA	NA
Services	137	130	NA	NA	NA
Total segment revenue	508	483	NA	NA	NA
Cost of cloud – SaaS/PaaS1)	-33	-31	NA	NA	NA
Cost of cloud	-33	-31	NA	NA	NA
Cost of software licenses and support	0	0	NA	NA	NA
Cost of cloud and software	-33	-31	NA	NA	NA
Cost of services	-78	-74	NA	NA	NA
Total cost of revenue	-110	-106	NA	NA	NA
Segment gross profit	398	377	NA	NA	NA
Other segment expenses	-389	-368	NA	NA	NA
Segment profit	8	9	NA	NA	NA

1) Software as a service/platform as a service

2) There are no prior-period numbers for the Qualtrics segment presented, since we acquired Qualtrics in 2019.

Schedule of Segment Revenue by Region

€ millions	Applications, Technology & Services			Intelligent Spend Group			Qualtrics			Total Reportable Segments
	2019		2018	2019		2018	2019		2018	2019		2018
	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual
	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency
EMEA	11,279	11,152	10,610	612	594	443	68	65	NA	11,959	11,811	11,053
Americas	8,463	8,158	7,604	2,216	2,115	1,915	403	383	NA	11,081	10,655	9,519
APJ	3,802	3,669	3,539	356	348	271	37	36	NA	4,196	4,053	3,810
Total segment revenue	23,544	22,980	21,753	3,184	3,057	2,629	508	483	NA	27,236	26,520	24,383